BALANCE SHEETS (Restated) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 22, 2019
CONDENSED BALANCE SHEETS
Ordinary shares subject to possible redemption	13,171,481	13,068,649	13,198,309	13,220,779	13,350,958	13,221,769	13,253,962
Ordinary shares subject to possible redemption per value		$ 10.00				$ 10.00
Preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000				2,000,000
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000				200,000,000
Common stock, shares issued	4,228,519	4,331,351				4,178,231
Common stock, shares outstanding	4,228,519	4,331,351				4,178,231